Borrowings - Schedule of Movement of Convertible Notes (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Movement of Convertible Notes [Abstract]
Opening convertible note balance	$ 2,037,412	$ 1,745,897
Convertible notes issued – received in cash		1,327,262
Interest accrued	110,209	169,343
Repayment During the year – in cash		(772,975)
Convertible notes converted into shares		(432,115)
Total of convertible notes	$ 2,147,621	$ 2,037,412